GOF P7 10/23

TEMPLETON FUNDS

TEMPLETON GROWTH FUND, INC.

SUPPLEMENT DATED OCTOBER 19, 2023

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective December 31, 2023, Herbert J. Arnett, Jr. is anticipated to step down as portfolio manager for each fund listed in Schedule A (each, a “Fund”). At that time, all references to Herbert J. Arnett, Jr. in each Fund’s Prospectus and SAI will be deleted in their entirety.

SCHEDULE A

Fund	Date of Prospectus and SAI

TEMPLETON FUNDS

Templeton Foreign Fund	January 1, 2023
Templeton International Climate Change Fund	January 1, 2023
Templeton World Fund	January 1, 2023

TEMPLETON GROWTH FUND, INC.

Templeton Growth Fund, Inc	January 1, 2023

Please retain this supplement for future reference